Risk/Return Summary - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Small Cap Stock Fund
Jun. 29, 2024
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]
Prospectus Line Items
Risk Text Block	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .